Accounts Receivable, Net (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Concentration of credit risk with respect to accounts receivable		Concentration of credit risk with respect to accounts receivable is limited due to the Company’s large number of customers, who are internationally dispersed and have a variety of end markets in which they sell. Due to these factors, management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company’s trade receivables.
Customer 1
Loss Contingencies [Line Items]
Concentration Risk, Percentage	12.80%		14.70%
Customer 2
Loss Contingencies [Line Items]
Concentration Risk, Percentage	11.40%		13.10%